Note 6 - Disclosures to the interim condensed consolidated statements of income or loss (Details Textual) € in Thousands	1 Months Ended	3 Months Ended		6 Months Ended
	Apr. 30, 2022 EUR (€)	Jun. 30, 2022 EUR (€)	Jun. 30, 2021 EUR (€)	Jun. 30, 2022 EUR (€) employee	Jun. 30, 2021 EUR (€)	Dec. 31, 2021 EUR (€)
Statement Line Items [Line Items]
Total revenue		€ 23	€ 0	€ 42	€ 0
Cost of sales		123	0	142	0
Trade receivables		39	€ 20	39	20
Transaction price allocated to remaining performance obligations		275		275		€ 42
Interest expense				923	2,645
Interest expense on advance payments from customers				781	806
Total contract liabilities		115		115
Interest expense on long-term loans				102	155
Interest expense on lease liabilities				€ 39	23
Interest expense on mandatory convertible bonds					€ 1,661
Percentage of annual gross salary of employees that will be granted as stock options	10.00%
Minimum stock option per year and employee that will be granted	€ 5
Number of employees who signed the plan | employee				0
Integration of solar technology
Statement Line Items [Line Items]
Total revenue		21		€ 39
Cost of sales		121		140
Sono app [member]
Statement Line Items [Line Items]
Total revenue		2		3
Cost of sales		€ 1		€ 2